LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 952.2	$ 847.2
Acquisitions via business combinations	16.5	18.3
Disposals	(1.2)	(15.0)
Provisions	90.4	94.9
Adjustment for discount and inflation rates	(89.2)	22.5
Accretion	41.5	34.4
Expenditures	(37.0)	(32.5)
Changes in foreign exchange	77.2	(17.6)
Ending balance	1,050.4	952.2
Less: Current portion of landfill closure and post-closure obligations	(51.7)	(56.2)
Non-current portion of landfill closure and post-closure obligations	$ 998.7	$ 896.0